Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Accrued expenses and other payables
Schedule of accrued expenses and other payables

		March 31,
	Note	2020	2021	2021
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	40,198	43,305	6,610
Other tax payables		921	4,503	687
Accrued salaries, bonus and welfare expenses		30,436	54,891	8,378
Accrued consultancy and professional fees		21,475	14,210	2,168
Payable for property, plant and equipment		2,423	349	53
Other payables	(ii)	18,536	19,190	2,929
Total accrued expenses and other payables		113,989	136,448	20,825

Notes:

(i)	The Group has an agreement with an insurance company under which the Group collects insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme of the insurance company. Thus, the amount of gross storage payment from customers includes insurance premiums collected on behalf of the insurance company. The amount attributable to the insurance premiums is included in current and other non-current liabilities (collected and payable over one year) and is not recognized as revenue.

(ii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage, dividends payable to holder of non-controlling interests and other procurement payables.